Investment in Associate - Narrative (Details) $ in Thousands		12 Months Ended
	Nov. 13, 2025	Dec. 31, 2025 USD ($) member seat royalty project	Dec. 31, 2024 USD ($)	Jun. 20, 2024 shares	May 03, 2024 shares
Disclosure of associates [line items]
Proceeds from sales of interests in associates		$ (3,126)	$ (3,922)
Proportion of sale in associates		70.00%
Impairment charge		$ 2,017	436
Number of exploration and evaluation projects | royalty		15
Number of lithium exploration projects | project		1
Number of board members | member		1
Number of board seats retained | seat		1
Number of members on the board | member		5
Cost
Disclosure of associates [line items]
Additions		$ 201,193	33,188
Caserones | Cost | Chile
Disclosure of associates [line items]
Additions		$ 132,496
SLM California (Caserones)
Disclosure of associates [line items]
Net smelter return royalty, percentage	1.944%	1.304%
Additional, net smelter return royalty percentage		0.831%
Proportion of voting rights held in associate, percentage	67.08%	45.60%
Proceeds from sales of interests in associates		$ (3,126)	(3,922)
SLM California (Caserones) | Share Purchase Agreement | EMX Chile SpA
Disclosure of associates [line items]
Proportion of voting rights held in associate, percentage		19.94%
SLM California (Caserones) | Share Purchase Agreement | EA Regalías Chile SpA
Disclosure of associates [line items]
Proportion of voting rights held in associate, percentage		1.56%
Legend Gold Mali SARL | Share Purchase Agreement | Legend Mali UK II Ltd
Disclosure of associates [line items]
Proportion of voting rights held in associate, percentage		80.00%
Proportion of ownership interest in associate		30.00%
Impairment charge		$ 2,000
Aterian plc
Disclosure of associates [line items]
Proceeds from sales of interests in associates		$ 0	$ 0
Increase (decrease) equity interest		18.84%	20.04%
Aterian plc | Share Purchase Agreement
Disclosure of associates [line items]
Number of shares sold (in shares) | shares				653,334	653,334
Net loss		$ 1,500